This submission is being made solely to obtain a contract identifier for each of the following index-linked annuity contracts under the Lincoln National Life Insurance Company CIK# 0000726865; File No. 333-273746):

Lincoln Level Advantage B-Share
Lincoln Level Advantage B-Class
Lincoln Level Advantage Advisory Class
Lincoln Level Advantage Design Advisory
Lincoln Level Advantage Design B-Share
Lincoln Level Advantage Select B-Share
Lincoln Level Advantage Access

Thank you in advance for your assistance. Should you have any further questions, please contact Jassmin McIver-Jones at 336-691-3892.